Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings (loss) per share

14. Earnings (loss) per share

The computation of basic and diluted earnings (loss) per ordinary share from operations for the years ended December 31, 2017, 2018 and 2019 was as follows:

	For the years ended December 31,
	2017	2018	2019
Numerator:
Net income attributable to Acorn International, Inc. from operations—basic and diluted	$12,384,303	$31,127,184	$9,836,231
—Continuing operations	16,306,229	32,117,419	10,897,318
—Discontinued operations	(3,921,926)	(990,235)	(1,061,087)

Denominator:
Weighted average ordinary shares outstanding—basic and diluted	65,836,869	52,546,325	51,619,218

Income (Loss) per ordinary share:
Basic and diluted	$0.19	$0.60	$0.19
—Continuing operations	0.25	0.62	0.21
—Discontinued operations	(0.06)	(0.02)	(0.02)

The Company did not have outstanding stock options, SARs and RSUs outstanding in 2017, 2018 and 2019.

On December 8, 2017, the Board approved a new share buyback plan (the "Second Prior Plan") on the following terms: (i) the Company may repurchase up to US$2 million worth of ADSs for a per ADS purchase price not exceeding US$22.00, with a daily limit not to exceed the SEC Rule 10b-18 daily max, until the earlier of (i) December 31, 2018; and (ii) the date the aggregate repurchases under the Second Prior Plan reach a total of US$2 million worth of ADSs.

The Second Prior Plan has terminated on November 1, 2018 when the aggregate repurchases thereunder reached a total of US$2 million worth of ADSs. Under the Second Prior Plan, the Company had repurchased an aggregate of 100,342 ADSs, representing 2,006,840 underlying ordinary shares, on the open market for total cash consideration of approximately $2 million. The repurchased ADSs are currently held as treasury stock.

On May 4, 2020, the Company started to execute a new share buyback plan (the "Current Plan") approved by the Board on the following terms: (i) the Company may repurchase up to US$2.5 million worth of ADSs, with a daily limit not to exceed the SEC Rule 10b-18 daily max, until the earlier to occur of (i) May 4, 2021; and (ii) the date the aggregate repurchases under the Current Plan reach a total of US$2.5 million worth of ADSs.